Property and Equipment	6 Months Ended
Jun. 30, 2026
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8: PROPERTY AND EQUIPMENT

Property and equipment at June 30, 2026 and December 31, 2025 consisted of the following:

	June 30, 2026	December 31, 2025
Vehicles	$332,985	$-
Computer equipment	458	-
Furniture and fixtures	3,004	-
Leasehold improvements	44,482	-
	380,929	-
Less: accumulated depreciation	(22,799)	-
Net	$358,130	$-

Depreciation expense for the three and six months ended June 30, 2026 totaled $22,799 and $22,799, respectively. Depreciation expense for the three and six months ended June 30, 2025 totaled $0 and $0, respectively.